Consolidated Statement of Changes in Shareholders' Equity - ARS ($) $ in Thousands	Capital stock	Inflation adjustment of capital Stock	Paid-in capital	Treasury shares	Inflation adjustment of treasury shares	Cost of treasury shares	Inflation adjustment of cost of treasury shares	Legal reserve	Other reserves.	Retained earnings	Other comprehensive income.	Total shareholders' equity attributable to parent company [member]	Total Shareholders' equity attributable to non-controlling interests [member]	Total
Beginning balance at Dec. 31, 2019	$ 456,722	$ 9,614,506	$ 97,838,441					$ 562,471	$ 41,310,811	$ (57,636,427)	$ 1,583,651	$ 93,730,175	$ 78,457	$ 93,808,632
Statement
Absorption of negative retained earnings			(12,988,492)					(562,471)	(56,796,205)	70,347,168
Distribution of retained earnings by the shareholders' meeting
- Other reserves									17,043,911	(17,043,911)
- Dividend distribution									(1,558,517)			(1,558,517)		(1,558,517)
Net (loss) / income for the year										10,290,495		10,290,495	2,623	10,293,118
Other comprehensive (loss) / income for the year											2,360,761	2,360,761	2,287	2,363,048
Ending balance at Dec. 31, 2020	456,722	9,614,506	84,849,949							5,957,325	3,944,412	104,822,914	83,367	104,906,281
Distribution of retained earnings by the shareholders' meeting
- Other reserves								1,035,976	7,993,828	(9,029,804)
- Dividend distribution										(1,002,622)		(1,002,622)		(1,002,622)
Net (loss) / income for the year										(3,378,763)		(3,378,763)	(3,539)	(3,382,302)
Other comprehensive (loss) / income for the year											(104,525)	(104,525)	(134)	(104,659)
Ending balance at Dec. 31, 2021	456,722	9,614,506	84,849,949					1,035,976	7,993,828	(7,453,864)	3,839,887	100,337,004	79,694	100,416,698
Distribution of retained earnings by the shareholders' meeting
- Dividend distribution									(491,857)			(491,857)		(491,857)
Other movements										(5,983)	5,983
Share premium in subsidiaries													56	56
Constitution of reserves									(2,337,531)	2,337,531
Acquisition of Treasury Shares	(12,311)	(820,226)		$ 12,311	$ 820,226	$ (123,776)	$ (1,259,494)					(1,383,270)		(1,383,270)
Net (loss) / income for the year										(5,028,955)		(5,028,955)	(5,462)	(5,034,417)
Other comprehensive (loss) / income for the year											(1,159,949)	(1,159,949)	(1,228)	(1,161,177)
Ending balance at Dec. 31, 2022	$ 444,411	$ 8,794,280	$ 84,849,949	$ 12,311	$ 820,226	$ (123,776)	$ (1,259,494)	$ 1,035,976	$ 5,164,440	$ (10,151,271)	$ 2,685,921	$ 92,272,973	$ 73,060	$ 92,346,033